Commitments and Contingencies (Details)									1 Months Ended		12 Months Ended
	Nov. 29, 2024 USD ($)	Oct. 31, 2024 USD ($)	Oct. 15, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 24, 2024 USD ($) $ / shares shares	Sep. 06, 2024 USD ($) shares	Aug. 31, 2024 USD ($) Days $ / shares oz	Nov. 06, 2023 USD ($) $ / shares shares	Mar. 31, 2025 shares	Sep. 30, 2024	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares	Nov. 15, 2024 $ / shares	Sep. 01, 2024 USD ($)	Mar. 15, 2024 $ / shares	Dec. 31, 2023 USD ($) $ / shares	Nov. 15, 2021 $ / shares
Commitments and contingencies [Line Items]
Mineral rights value												$ 0
Percentage of payable gold produced												5.50%
Percentage of spot price of gold												30.00%
Aggregate of advance payments							$ 25,000,000
Percentage of total material produced to sell							100.00%
Amount of material sold (in Ounces) | oz							760,000
Number of business days (in Days) | Days							10
Conversion price per share (in Dollars per share) | $ / shares							$ 0.43
Total value														$ 8,000,000
Percentage of purchase price plus mark up price										30.00%
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 0.0001					$ 0.0001
Purchase of shares (in Shares) | shares									110,000
Ordinary share price (in Dollars per share) | $ / shares												$ 9.2
Outstanding											$ 2,472,848	$ 3,183,579
Aggregate shares												$ 2,185,000
Warrant [Member]
Commitments and contingencies [Line Items]
Converted into warrant (in Shares) | shares											1
Secured Overnight Financing Rate [Member]
Commitments and contingencies [Line Items]
Interest rate par annum							7.00%
Tranche A [Member]
Commitments and contingencies [Line Items]
Advance payments to be converted into shares							$ 15,000,000
Tranche B [Member]
Commitments and contingencies [Line Items]
Advance payments to be converted into shares							$ 10,000,000
PERCEPTION CAPITAL CORP IV [Member]
Commitments and contingencies [Line Items]
Underwriting discount, percentage											2.00%
Cash underwriting discount											$ 4,600,000
Deferred underwriting commission, percentage											3.50%
Deferred underwriting commission amount											$ 8,050,000
Conversion price (in Dollars per share) | $ / shares					$ 1			$ 1
Purchase of shares (in Shares) | shares					377,812.5
Maximum amount outstanding	$ 2,000,000
Received amount											1,275,739
Outstanding											1,328,839					$ 1,000,000
Aggregate shares											$ 282,650					$ 1,162,320
Aggregate preference shares (in Shares) | shares						609,250
Aggregate consideration						$ 700,000
Initial Business Combination											150 days
PERCEPTION CAPITAL CORP IV [Member] | Warrant [Member]
Commitments and contingencies [Line Items]
Purchase of each warrant (in Shares) | shares								4,533,750
Warrant price (in Dollars per share) | $ / shares											$ 0.01
PERCEPTION CAPITAL CORP IV [Member] | Private Placement Warrants [Member]
Commitments and contingencies [Line Items]
Aggregate shares						$ 9,067,500
Convertible Senior Secured Promissory Note [Member] | PERCEPTION CAPITAL CORP IV [Member]
Commitments and contingencies [Line Items]
Convertible Senior Secured Promissory Note	$ 312,130	$ 312,130	$ 50,000	$ 50,000							$ 1,275,739
Initial Business Combination [Member] | PERCEPTION CAPITAL CORP IV [Member] | Private Placement Warrants [Member]
Commitments and contingencies [Line Items]
Warrant price (in Dollars per share) | $ / shares											$ 1
Blue Capital Management Partners, LLP [Member] | PERCEPTION CAPITAL CORP IV [Member]
Commitments and contingencies [Line Items]
Principal amount								$ 2,000,000
Blue Capital Management Partners, LLP [Member] | PERCEPTION CAPITAL CORP IV [Member] | Convertible Senior Secured Promissory Note [Member]
Commitments and contingencies [Line Items]
Principal amount								$ 2,000,000
Blue Perception Capital LLP [Member] | PERCEPTION CAPITAL CORP IV [Member]
Commitments and contingencies [Line Items]
Additional receiving											$ 53,100
Outstanding											$ 1,328,839
Blue Perception Capital LLP [Member] | PERCEPTION CAPITAL CORP IV [Member] | Convertible Preferred Note [Member]
Commitments and contingencies [Line Items]
Principal amount					$ 2,000,000
Underwriters [Member] | PERCEPTION CAPITAL CORP IV [Member]
Commitments and contingencies [Line Items]
Underwriters purchased amount (in Shares) | shares											23,000,000
Securities Purchase Agreement [Member] | PERCEPTION CAPITAL CORP IV [Member] | Private Placement Warrants [Member]
Commitments and contingencies [Line Items]
Warrant price (in Dollars per share) | $ / shares								$ 0.1
Class A Ordinary Shares [Member]
Commitments and contingencies [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member] | PERCEPTION CAPITAL CORP IV [Member]
Commitments and contingencies [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 0.0001						$ 0.0001					$ 0.0001
Ordinary share price (in Dollars per share) | $ / shares													$ 0.015		$ 0.045
Initial Business Combination						61 years
Class A Ordinary Shares [Member] | PERCEPTION CAPITAL CORP IV [Member] | Warrant [Member]
Commitments and contingencies [Line Items]
Purchase of each warrant (in Shares) | shares											1
Warrant price (in Dollars per share) | $ / shares											$ 10
Convert into ordinary shares (in Shares) | shares						755,625
Class A Ordinary Shares [Member] | PERCEPTION CAPITAL CORP IV [Member] | Private Placement Warrants [Member]
Commitments and contingencies [Line Items]
Purchase of each warrant (in Shares) | shares						1
Warrant price (in Dollars per share) | $ / shares																	$ 1
Class A Ordinary Shares [Member] | PERCEPTION CAPITAL CORP IV [Member] | Private Warrant [Member]
Commitments and contingencies [Line Items]
Purchase of each warrant (in Shares) | shares						1
Class A Ordinary Shares [Member] | Initial Business Combination [Member] | PERCEPTION CAPITAL CORP IV [Member]
Commitments and contingencies [Line Items]
Ordinary share price (in Dollars per share) | $ / shares					$ 1.2
Class A Ordinary Shares [Member] | Blue Capital Management Partners, LLP [Member] | PERCEPTION CAPITAL CORP IV [Member]
Commitments and contingencies [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares								$ 0.0001
Perception Class A Ordinary Shares [Member]
Commitments and contingencies [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 0.0001
Newly Issued Class A Ordinary share [Member]
Commitments and contingencies [Line Items]
Convert into ordinary shares (in Shares) | shares											1
Lieu [Member]
Commitments and contingencies [Line Items]
Number of shares (in Shares) | shares											1
Perception [Member]
Commitments and contingencies [Line Items]
Number of shares (in Shares) | shares											1
Blue Perception Capital LLP [Member]
Commitments and contingencies [Line Items]
Number of shares (in Shares) | shares											11,450,000
BCMP Services Limited [Member] | PERCEPTION CAPITAL CORP IV [Member]
Commitments and contingencies [Line Items]
Aggregate consideration						$ 700,000
BCMP Services Limited [Member] | Class A Ordinary Shares [Member] | PERCEPTION CAPITAL CORP IV [Member]
Commitments and contingencies [Line Items]
Convert into ordinary shares (in Shares) | shares						20
Over-Allotment Option [Member] | PERCEPTION CAPITAL CORP IV [Member]
Commitments and contingencies [Line Items]
Underwriters purchased amount (in Shares) | shares											3,000,000